                                   ===AST===

November 2005

-----------------------------------------------------------
               ALLMERICA SECURITIES TRUST FACTS
                    At September 30, 2005

Market Value                                       $9.45
Net Asset Value                                  $10.277
Total Net Assets (000's)                         $88,305
Shares Outstanding (000's)                         8,592
Net Investment Income Per Share*                   $0.37
Increase/Decrease in
  Per Share Value Resulting
  from Investment Operations*                      $0.09
TOTAL RETURNS AT 9/30/05
Allmerica Securities Trust**
  Nine Months                                       1.30%
  Twelve Months                                     2.65%
Lehman Brothers U.S. Credit Index
  Nine Months                                       1.46%
  Twelve Months                                     2.74%

 * Nine months ended September 30, 2005
** Total Returns on Net Asset Value
-----------------------------------------------------------


The Allmerica Securities Trust returned (1.06)% for the third quarter of 2005, underperforming its benchmark, the Lehman Brothers U.S. Credit Index*, which returned (1.00)%. The dividend paid for the period was $0.1375 per share.

Yields moved markedly higher during the third quarter after the market observed that the economy remained fairly robust, even after the devastation wreaked by two powerful hurricanes. The benchmark ten-year Treasury note ended the quarter yielding 4.32%, up 41 basis points from three months ago, although below where it began the year. All measures of inflation moved higher this year, even as the Federal Reserve Board (Fed) raised rates by 25 basis points at each of its FOMC meetings. With the exception of consumer confidence, which took the biggest monthly plunge since October of 1990 in September, all indications point to continued strength in the underlying economy, as we enter the fourth quarter. Some of the up-tick seen in the manufacturing sector is no doubt related to the hurricane rebuilding effort in the Gulf Coast region. In addition, housing remains strong in most areas and exports should benefit from the recent vitality seen in Japan and Europe. As long as the energy supply problem remains temporary, the Investment
Manager believes that the outlook for the economy is sound, giving the Fed ample rationale to continue with its measured tightening policy into early next year.

Excess returns were posted this quarter from the corporate sector (26 basis points), Agencies (6 basis points) and asset-backed securities (14 basis points). Negative excess returns were felt from mortgage-backed (-24 bps) and commercial mortgage-backed (-6 bps) securities. The corporate sector rebounded from a weak first half to lead all sectors in terms of excess return. The turmoil in the auto sector largely impacted corporate returns and impacted the portfolio, as well. The portfolio continues to hold about a 2% position in Ford securities and a 0.5% position in General Motors Acceptance Corporation (GMAC). Although these issues generate strong income, the principal price decline has been a significant drag on performance. The portfolio held approximately a 1% position in both Sprint and Goldman Sachs, which were among the best performers for the quarter. The portfolio is positioned with an overweight in the "BBB" and below securities, which have underperformed the higher quality sectors year-to-date. Given the relative tightness of spreads, the Investment Manager sold or reduced several positions that have


----------------------------------------------
        U.S. Treasury Yield Curves

                             Bond Equivalent
                            Yield Percentage
MATURITY                 9/30/2005   3/31/2005
----------------------------------------------

3 Mo.                       3.538       2.766
6 Mo.                       3.916       3.120
2 Yr.                       4.165       3.775
3 Yr.                       4.170       3.919
5 Yr.                       4.189       4.165
10 Yr.                      4.324       4.481
30 Yr.                      4.567       4.755
----------------------------------------------

                                                          Continued on back page

Allmerica Securities Trust is a Massachusetts Business Trust under an Agreement and Declaration of Trust dated February 26, 1986 as amended and on file with the Secretary of the Commonwealth of Massachusetts. This document is prepared by the Trustees or Officers as such and not individually, and no obligation of the Trust shall be binding upon any of the Trustees, Officers or Shareholders, but shall only bind the assets and property of the Trust.

-------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
-------------------------------------------------------------------------------
           PORTFOLIO OF INVESTMENTS, September 30, 2005 (Unaudited)

                                                      MOODY'S
 PAR VALUE                                            RATINGS        VALUE
 ---------                                            -------        -----

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (g) - 0.2%
              FREDDIE MAC - 0.2%
$    48,747   5.00%, 05/15/21                            NR       $      48,827
    107,070   6.00%, 10/15/07                            NR             108,110
                                                                  -------------
                                                                        156,937
                                                                  -------------

              TOTAL U.S. GOVERNMENT AGENCY
              MORTGAGE-BACKED OBLIGATIONS                               156,937
              (Cost $162,925)                                     -------------

U.S. GOVERNMENT OBLIGATIONS - 2.9%
              U.S. TREASURY BOND - 2.9%
  1,145,000   5.38%, 02/15/31 (a)                        NR           1,282,757
    270,000   6.25%, 08/15/23                            NR             322,850
    705,000   8.00%, 11/15/21                            NR             975,930
                                                                  -------------
                                                                      2,581,537
                                                                  -------------

              TOTAL U.S. GOVERNMENT OBLIGATIONS                       2,581,537
              (Cost $2,599,197)                                   -------------

CORPORATE NOTES AND BONDS - 76.7%

              AUTO MANUFACTURERS - 1.8%
    500,000   DaimlerChrysler North America Holding Corp.
              7.30%, 01/15/12                            A3             542,989
    500,000   DaimlerChrysler North America Holding Corp.
              8.50%, 01/18/31                            A3             605,351
    500,000   General Motors Acceptance Corp.
              7.00%, 02/01/12                            Ba1            451,539
                                                                  -------------
                                                                      1,599,879
                                                                  -------------

              BANKS - 8.5%
    880,000   Bank of America Corp.
              4.88%, 09/15/12                            Aa2            879,780
    500,000   Bank of America Corp.
              5.25%, 12/01/15                            Aa3            508,022
    200,000   Bank of New York Co., Inc.
              3.75%, 02/15/08                            Aa3            196,249
  1,000,000   Bank of New York Co., Inc.
              6.38%, 04/01/12                            A1           1,081,121
    655,000   Fifth Third Bank
              4.50%, 06/01/18                            Aa3            613,525
    500,000   Firstar Bank
              7.13%, 12/01/09                            Aa2            546,425
    450,000   HSBC Bank USA, Inc.
              4.63%, 04/01/14                            Aa3            436,769
    450,000   Marshall & Ilsley Corp.
              4.38%, 08/01/09                            A1             444,898
    420,000   National City Bank of Indiana
              4.88%, 07/20/07                            Aa3            422,572
    350,000   PNC Funding Corp.
              6.13%, 02/15/09                            A3             364,877
    125,000   Suntrust Banks, Inc.
              7.75%, 05/01/10                            A1             140,039
    500,000   U.S. Bancorp, MTN
              5.10%, 07/15/07                            Aa2            504,355
    475,000   Wachovia Bank N.A.
              4.85%, 07/30/07                            Aa2            477,020
    450,000   Wells Fargo & Co.
              5.13%, 09/01/12                            Aa2            454,806
    440,000   Zions Bancorporation
              5.65%, 05/15/14                            Baa1           453,236
                                                                  -------------
                                                                      7,523,694
                                                                  -------------
              BEVERAGES - 1.1%
    450,000   Anheuser-Busch Cos., Inc.
              4.63%, 02/01/15                            A1             441,789
    500,000   Bottling Group LLC
              4.63%, 11/15/12                            Aa3            494,273
                                                                  -------------
                                                                        936,062
                                                                  -------------

              CHEMICALS - 0.8%
    200,000   Du Pont (E.I.) De Nemours and Co.
              8.25%, 09/15/06                            Aa3            205,998
    500,000   Praxair, Inc.
              6.63%, 10/15/07                            A3             519,233
                                                                  -------------
                                                                        725,231
                                                                  -------------
              COSMETICS & PERSONAL CARE - 2.2%
    500,000   Kimberly-Clark Corp.
              7.10%, 08/01/07                            Aa2            522,100
    300,000   Procter & Gamble Co.
              4.75%, 06/15/07                            Aa3            301,277
  1,000,000   Procter & Gamble Co.
              8.50%, 08/10/09                            Aa3          1,138,844
                                                                  -------------
                                                                      1,962,221
                                                                  -------------
              DIVERSIFIED FINANCIAL SERVICES - 14.7%
    500,000   American Express Co.
              3.75%, 11/20/07                            A1             492,019
    580,000   Bear Stearns Cos., Inc.
              4.00%, 01/31/08                            A1             571,976
    725,000   Capital One Bank
              4.88%, 05/15/08                            Baa2           725,573
    900,000   CIT Group, Inc., MTN
              5.13%, 09/30/14                            A2             896,480
    500,000   Citifinancial
              6.75%, 07/01/07                            Aa1            517,468
    460,000   Ford Motor Credit Co.
              6.50%, 01/25/07                            Baa1           460,535
    400,000   Ford Motor Credit Co.
              6.88%, 02/01/06                            Baa3           401,637
    825,000   Ford Motor Credit Co.
              7.25%, 10/25/11                            Baa3           783,077
    500,000   General Electric Capital Corp.
              8.75%, 05/21/07                            Aaa            532,943
    350,000   Goldman Sachs Group, Inc.
              3.88%, 01/15/09                            Aa3            341,286
    450,000   Goldman Sachs Group, Inc.
              5.70%, 09/01/12                            Aa3            466,732
    500,000   Household Finance Corp.
              8.00%, 07/15/10                            A1             564,190
    425,000   J. Paul Getty Trust
              5.88%, 10/01/33                            Aaa            442,648
    110,870   Jones (Edward D.) & Co., LP (b) (c)
              7.95%, 04/15/06                            NR             112,757
    900,000   JPMorgan Chase & Co.
              5.25%, 05/01/15                            A1             905,628
    500,000   Lehman Brothers Holdings, Inc.
              4.00%, 01/22/08                            A1             493,252
    605,000   MBNA Corp., MTN
              4.63%, 08/03/09                            Baa1           603,743
    350,000   MBNA Corp., MTN
              6.25%, 01/17/07                            Baa2           356,574
     85,000   MBNA Corp., MTN
              7.50%, 03/15/12                            Baa2            96,640
  1,630,000   Morgan Stanley
              4.75%, 04/01/14                            A1           1,572,567
    495,000   Morgan Stanley
              6.60%, 04/01/12                            Aa3            536,270
    550,000   Pitney Bowes Credit Corp.
              8.55%, 09/15/09                            Aa3            623,842
    500,000   Toyota Motor Credit Corp.
              5.50%, 12/15/08                            Aaa            514,559
                                                                  -------------
                                                                     13,012,396
                                                                  -------------
              ELECTRIC - 5.6%
    550,000   AmerenEnergy Generating
              7.75%, 11/01/05                            A3             551,514
    505,000   Centerpoint Energy, Inc.
              5.88%, 06/01/08                            Ba1            515,458
    375,000   Consolidated Edison Co. of New York
              4.70%, 06/15/09                            A1             375,681
    425,000   Detroit Edison Co.
              6.13%, 10/01/10                            A3             449,063
    563,466   East Coast Power LLC
              7.07%, 03/31/12                            Baa3           588,800
    250,000   Entergy Gulf States, Inc.
              3.60%, 06/01/08                            Baa3           240,048
    450,000   FirstEnergy Corp.
              6.45%, 11/15/11                            Baa3           479,144
    500,000   FirstEnergy Corp.
              7.38%, 11/15/31                            Baa3           586,434
    225,000   Florida Power & Light
              6.88%, 12/01/05                            Aa3            226,042
    450,000   Pacific Gas & Electric Co.
              6.05%, 03/01/34                            Baa1           468,176
    450,000   TXU Energy Co.
              7.00%, 03/15/13                            Baa2           488,531
                                                                  -------------
                                                                      4,968,891
                                                                  -------------

-------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
-------------------------------------------------------------------------------
           PORTFOLIO OF INVESTMENTS, September 30, 2005 (Unaudited)

                                                      MOODY'S
 PAR VALUE                                            RATINGS        VALUE
 ---------                                            -------        -----

              ENVIRONMENTAL CONTROL - 1.1%
$   450,000   Allied Waste North America (a)
              6.50%, 11/15/10                            B2       $     437,063
    500,000   Allied Waste North America
              8.50%, 12/01/08                            B2             521,250
                                                                  -------------
                                                                        958,313
                                                                  -------------
              FOOD - 4.7%
  1,500,000   Delhaize America, Inc.
              8.13%, 04/15/11                            Ba1          1,625,718
    296,000   General Mills, Inc.
              6.00%, 02/15/12                            Baa2           313,506
    470,000   Kroger Co.
              5.50%, 02/01/13                            Baa2           471,729
    350,000   Kroger Co.
              6.38%, 03/01/08                            Baa2           361,147
    450,000   Safeway, Inc.
              6.50%, 03/01/11                            Baa2           469,399
    830,000   Unilever Capital Corp.
              5.90%, 11/15/32                            A1             875,352
                                                                  -------------
                                                                      4,116,851
                                                                  -------------
              FOREST PRODUCTS & PAPER - 1.7%
  1,000,000   Georgia-Pacific Group
              7.25%, 06/01/28                            Ba2          1,028,750
    500,000   International Paper Co.
              5.50%, 01/15/14                            Baa2           497,985
                                                                  -------------
                                                                      1,526,735
                                                                  -------------
              HEALTH CARE-PRODUCTS - 0.2%
    120,000   Johnson & Johnson
              6.73%, 11/15/23                            Aaa            143,415
                                                                  -------------
              HOME BUILDERS - 1.7%
    920,000   D.R. Horton, Inc.
              5.00%, 01/15/09                            Ba1            907,811
    500,000   Pulte Homes, Inc.
              8.13%, 03/01/11                            Baa3           558,849
                                                                  -------------
                                                                      1,466,660
                                                                  -------------
              LODGING - 2.0%
    900,000   Harrah's Operating Co., Inc. (d)
              5.75%, 10/01/17                            Baa3           880,939
    500,000   Harrah's Operating Co., Inc.
              7.13%, 06/01/07                            Baa3           517,843
    350,000   Park Place Entertainment Corp.
              8.13%, 05/15/11                            Ba1            389,813
                                                                  -------------
                                                                      1,788,595
                                                                  -------------
              MEDIA - 5.4%
    400,000   AOL Time Warner, Inc.
              6.15%, 05/01/07                            Baa1           408,826
    550,000   AOL Time Warner, Inc.
              6.88%, 05/01/12                            Baa1           601,087
    270,000   Belo Corp.
              8.00%, 11/01/08                            Baa3           289,817
    420,000   Comcast Corp.
              5.30%, 01/15/14                            Baa2           418,907
    450,000   Continental Cablevision, Inc.
              8.30%, 05/15/06                            Baa2           460,315
    505,000   Cox Communications, Inc.
              7.13%, 10/01/12                            Baa3           549,332
    700,000   Echostar DBS Corp.
              5.75%, 10/01/08                            Ba3            690,375
    500,000   News America Holdings, Inc.
              7.38%, 10/17/08                            Baa3           533,689
    300,000   Time Warner Cos., Inc.
              7.57%, 02/01/24                            Baa1           342,483
    450,000   Time Warner Entertainment Co.
              7.25%, 09/01/08                            Baa1           478,050
                                                                  -------------
                                                                      4,772,881
                                                                  -------------
              METAL FABRICATE & HARDWARE - 1.2%
  1,000,000   Precision Castparts Corp.
              5.60%, 12/15/13                            Baa3         1,018,315
                                                                  -------------
              OFFICE & BUSINESS EQUIPMENT - 0.8%
    750,000   Pitney Bowes, Inc.
              4.75%, 05/15/18                            Aa3            723,735
                                                                  -------------
              OIL & GAS - 5.4%
    900,000   Atmos Energy Corp.
              4.00%, 10/15/09                            Baa3           868,028
  1,000,000   Caithness Coso Funding Corp. (d)
              5.49%, 06/15/19                            Baa3         1,000,500
    450,000   Devon Financing Corp.
              6.88%, 09/30/11                            Baa2           494,648
    450,000   Devon Financing Corp.
              7.88%, 09/30/31                            Baa2           566,676
    500,000   Enterprise Products Operating, LP
              5.00%, 03/01/15                            Baa3           474,413
    600,000   Texaco Capital, Inc.
              8.25%, 10/01/06                            Aa3            616,787
    330,000   Valero Energy Corp.
              4.75%, 06/15/13                            Baa3           320,703
    400,000   XTO Energy, Inc.
              7.50%, 04/15/12                            Baa3           450,564
                                                                  -------------
                                                                      4,792,319
                                                                  -------------
              PACKAGING & CONTAINERS - 3.0%
  1,750,000   Packaging Corp. of America
              5.75%, 08/01/13                            Ba1          1,692,997
    970,000   Sealed Air Corp. (d)
              5.63%, 07/15/13                            Baa3           972,665
                                                                  -------------
                                                                      2,665,662
                                                                  -------------
              PHARMACEUTICALS - 4.1%
    500,000   AmerisourceBergen Corp. (d)
              5.88%, 09/15/15                            Ba2            493,750
    750,000   Lilly (Eli) & Co.
              7.13%, 06/01/25                            Aa3            915,820
    710,000   Medco Health Solutions, Inc.
              7.25%, 08/15/13                            Ba1            782,484
  1,000,000   Mylan Laboratories, Inc. (d)
              5.75%, 08/15/10                            Ba1          1,001,250
    330,000   Zeneca Wilmington
              7.00%, 11/15/23                            Aa2            400,439
                                                                  -------------
                                                                      3,593,743
                                                                  -------------
              PIPELINES - 0.6%
    500,000   Magellan Midstream Partners
              5.65%, 10/05/16                            Ba1            506,130
                                                                  -------------
              RETAIL - 3.1%
    595,000   Home Depot, Inc.
              3.75%, 09/15/09                            Aa3            576,707
    500,000   J.C. Penney Co., Inc.
              7.38%, 08/15/08                            Ba1            528,750
    900,000   J.C. Penney Co., Inc.
              7.95%, 04/01/17                            Ba1          1,044,000
    450,000   Wal-Mart Stores, Inc.
              7.55%, 02/15/30                            Aa2            572,125
                                                                  -------------
                                                                      2,721,582
                                                                  -------------
              SAVINGS & LOANS - 1.0%
    455,000   Washington Mutual Bank FA
              5.50%, 01/15/13                            A3             464,672
    450,000   Washington Mutual, Inc.
              4.38%, 01/15/08                            A3             446,983
                                                                  -------------
                                                                        911,655
                                                                  -------------
              TELECOMMUNICATIONS - 3.1%
    500,000   BellSouth Corp.
              6.88%, 10/15/31                            A2             557,322
    500,000   Nextel Communications, Inc.
              5.95%, 03/15/14                            Baa2           511,834
    400,000   SBC Communications, Inc.
              5.10%, 09/15/14                            A2             396,366
    680,000   Sprint Capital Corp.
              6.13%, 11/15/08                            Baa2           706,128
    120,000   Sprint Capital Corp.
              6.88%, 11/15/28                            Baa2           132,561
    450,000   Verizon Florida, Inc.
              6.13%, 01/15/13                            A1             467,237
                                                                  -------------
                                                                      2,771,448
                                                                  -------------
              TRANSPORTATION - 2.9%
    900,000   CSX Transportation, Inc.
              6.30%, 03/15/12                            Baa2           964,352
    189,000   CSX Transportation, Inc.
              9.75%, 06/15/20                            Baa2           264,248

-------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
-------------------------------------------------------------------------------
           PORTFOLIO OF INVESTMENTS, September 30, 2005 (Unaudited)

                                                      MOODY'S
 PAR VALUE                                            RATINGS        VALUE
 ---------                                            -------        -----

$   261,000   Norfolk Southern Corp.
              9.75%, 06/15/20                            Baa1     $     372,172
    255,000   Union Pacific Corp.
              5.38%, 06/01/33                            Baa2           244,882
    380,000   Union Pacific Corp.
              6.50%, 04/15/12                            Baa2           410,020
    250,000   Union Pacific Corp.
              6.63%, 02/01/08                            Baa2           260,376
                                                                  -------------
                                                                      2,516,050
                                                                  -------------
              TOTAL CORPORATE NOTES AND BONDS                        67,722,463
              (Cost $67,028,634)                                  -------------

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (g) - 4.7%
  1,000,000   American Airlines, Inc., Pass-Through
              Trust, Series 1991 - C2
              9.73%, 09/29/14                            Caa2           651,800
    780,000   Bear Stearns Commercial Mortgage
              Securities, Inc., Series 2002-PBW1,
              Class A2, CMO
              4.72%, 11/11/35                            Aaa            769,678
    250,000   Bear Stearns Mortgage Securities, Inc.,
              Series 1999-WF2, Class A2, CMO
              7.08%, 07/15/31                            Aaa            267,585
    150,000   Capital One Auto Finance Trust,
              Series 2003-A, Class A4A
              2.47%, 01/15/10                            Aaa            147,263
    300,000   Citibank Credit Card Issuance Trust,
              Series 2000-A3
              6.88%, 11/16/09                            Aaa            314,259
    710,000   General Electric Capital Commercial
              Mortgage Corp., Series 2002-1A,
              Class A3, CMO
              6.27%, 12/10/35                            Aaa            759,719
    500,000   GS Mortgage Securities Corp. II, Series
              1997-GL, Class A2D, CMO
              6.94%, 07/13/30                            Aaa            514,793
    750,000   Morgan Stanley Dean Witter Capital I,
              Series 2003-T0P9, Class A2, CMO (e)
              4.74%, 11/13/36                            AAA            740,043
                                                                  -------------
              TOTAL ASSET-BACKED AND
              MORTGAGE-BACKED SECURITIES                              4,165,140
              (Cost $4,593,993)                                   -------------

FOREIGN GOVERNMENT OBLIGATIONS (h) - 2.3%
    450,000   Province of British Columbia
              5.38%, 10/29/08                            Aa1            461,419
    550,000   Province of Manitoba
              4.25%, 11/20/06                            Aa2            549,367
    500,000   Province of Quebec
              6.13%, 01/22/11                            A1             534,864
    450,000   Province of Quebec
              7.00%, 01/30/07                            A1             464,508
                                                                  -------------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS                    2,010,158
              (Cost $1,963,762)                                   -------------

FOREIGN BONDS (h) - 11.4%
    500,000   Alberta Energy Co., Ltd.
              7.38%, 11/01/31                            Baa2           613,824
    700,000   British Sky Broadcasting Group, Plc
              7.30%, 10/15/06                            Baa2           718,223
    450,000   British Telecom, Plc (f)
              8.13%, 12/15/10                            Baa1           521,034
    375,000   Burlington Resources Finance Co.
              7.40%, 12/01/31                            Baa1           465,861
    355,000   Canadian Pacific Ltd.
              9.45%, 08/01/21                            Baa2           508,096
    450,000   Canadian Pacific Railroad
              5.75%, 03/15/33                            Baa2           465,888
    500,000   Conoco Funding Co.
              7.25%, 10/15/31                            A3             630,963
    450,000   Diageo Capital, Plc
              3.50%, 11/19/07                            A2             439,972
    890,000   Domtar, Inc.
              5.38%, 12/01/13                            Ba2            743,513
    450,000   Norske Skog Canada, Ltd.
              7.38%, 03/01/14                            Ba3            427,500
    790,000   Royal Bank of Scotland Group, Plc
              4.70%, 07/03/18                            Aa3            756,275
    435,000   Stora Enso Oyj
              7.38%, 05/15/11                            Baa1           478,770
    900,000   Telecom Italia Capital SA
              5.25%, 10/01/15                            Baa2           884,367
    500,000   Telus Corp.
              7.50%, 06/01/07                            Baa2           522,126
    460,000   Tembec Industries, Inc.
              8.50%, 02/01/11                            B3             300,150
    490,000   Tyco International Group S.A.
              6.38%, 10/15/11                            Baa3           522,282
    450,000   Tyco International Group S.A.
              6.88%, 01/15/29                            Baa3           516,363
    500,000   Vodafone Group, Plc
              6.25%, 11/30/32                            A2             539,237
                                                                  -------------
              TOTAL FOREIGN BONDS                                    10,054,444
              (Cost $9,888,012)                                   -------------

        SHARES
        ------
INVESTMENT COMPANY - 0.3%
    311,865   Marshall Money Market Fund                 NR             311,865

                                                                  -------------
              TOTAL INVESTMENT COMPANY                                  311,865
              (Cost $311,865)                                     -------------

SHORT TERM INVESTMENTS (i)(j) - 2.5%
      PAR VALUE
      ---------
     78,400   Bank of America
              3.77%, 10/18/05                            NR              78,400
     78,400   Bank of Montreal
              3.79%, 11/01/05                            NR              78,400
     78,400   Bank Of Nova Scotia
              3.77%, 10/31/05                            NR              78,400
     31,360   Barlcays
              3.70%, 01/17/06                            NR              31,360
     47,040   Barclays
              3.71%, 10/14/05                            NR              47,040
     78,400   BNP Paribas
              3.75%, 10/28/05                            NR              78,400
     39,200   Citigroup
              3.63%, 10/31/05                            NR              39,200
    302,160   Credit Suisse First Boston Corporation
              Repurchase Agreement dated
              September 30, 2005, at 3.98%, due
              October 3, 2005 with a maturity amount
              of $302,260, collateralized by various
              corporate obligations with an aggregate
              market value of $313,603                   NR             302,160
     78,400   Fairway Finance
              3.77%, 10/06/05                            NR              78,400
     78,400   Fortis Bank
              3.81%, 10/07/05                            NR              78,400
     40,064   Goldman Sachs Group Inc.
              3.94%, 12/28/05                            NR              40,064
     96,342   Goldman Sachs Group, Inc. Repurchase
              Agreement dated September 30, 2005, at
              3.98%, due October 3, 2005 with a
              maturity amount of $96,374,
              collateralized by various corporate
              obligations with an aggregate market
              value of $97,875                           NR              96,342
     78,400   Grampian Funding LLC
              3.76%, 10/13/05                            NR              78,400
     85,806   Lehman Brothers, Inc. Triparty Repurchase
              Agreement dated September 30, 2005, at
              3.98%, due October 3, 2005 with a maturity
              amount of $85,834, collateralized by
              various corporate obligations with an
              aggregate market value of $94,526          NR              85,806
    103,425   Merrill Lynch & Co. Repurchase Agreement
              dated September 30, 2005, at 3.98%, due
              October 3, 2005 with a maturity amount
              of $103,459, collateralized by various
              corporate obligations with an aggregate
              market value of $106,426                   NR             103,425
     62,033   Morgan Stanley Repurchase Agreement dated
              September 30, 2005, at 4.04%, due
              October 3, 2005 with a maturity amount
              of $62,055, collateralized by various
              corporate obligations with an aggregate
              market value of $63,599                    NR              62,033
     78,400   Paradigm Funding LLC
              3.75%, 10/17/05                            NR              78,400
     78,400   Ranger Funding
              3.79%, 10/25/05                            NR              78,400
     94,080   Royal Bank of Canada
              3.78%, 10/06/05                            NR              94,080
     78,400   Sheffield Receivables Corp.
              3.76%, 10/06/05                            NR              78,400
     78,400   Societe Generale
              3.78%, 10/03/05                            NR              78,400

-------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
-------------------------------------------------------------------------------
           PORTFOLIO OF INVESTMENTS, September 30, 2005 (Unaudited)

                                                      MOODY'S
 PAR VALUE                                            RATINGS        VALUE
 ---------                                            -------        -----
$   110,878   Svenska Handlesbanken
              3.88%, 10/03/05                            NR       $     110,878
     78,400   The Bank of the West
              3.76%, 10/28/05                            NR              78,400
     39,200   Toronto Dominion Bank
              3.68%, 10/04/05                            NR              39,200
     78,400   UBS AG
              3.75%, 10/31/05                            NR              78,400
     78,400   Wachovia Bank NA
              3.76%, 10/25/05                            NR              78,400
     78,400   Wells Fargo
              3.77%, 10/19/05                            NR              78,400
                                                                  -------------
              TOTAL SHORT-TERM INVESTMENTS                            2,227,588
              (Cost$2,227,588)                                    -------------
TOTAL INVESTMENTS - 101.0%                                           89,230,132
(Cost $88,775,976)                                                -------------
NET OTHER ASSETS AND LIABILITIES - (1.0)%                              (924,826)
                                                                  -------------
TOTAL NET ASSETS - 100.0%                                         $  88,305,306
                                                                  =============

-------------------------------------------------------------------------------

(a) All or a portion of this security is out on loan at September 30, 2005; the value of the securities loaned amounted to $1,719,820.
(b) Security is valued by management.
(c) Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At September 30, 2005, these securities amounted to $112,757 or 0.1% of net assets.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At September 30, 2005, these securities amounted to $4,349,104 or 4.9% of net assets.
(e) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(f) Debt obligation initially issued in coupon form which converts to a higher coupon form at a specified date and rate. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(g) Pass Through Certificates.
(h) U.S. currency denominated.
(i) Investments made with cash collateral received from securities on loan.
(j) Effective yield at time of purchase, excluding repurchase agreements.
CMO Collateralized Mortgage Obligation (Pay Through Certificate)
MTN Medium Term Note
NR  Not Rated

-------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                        SEPTEMBER 30, 2005 (UNAUDITED)
-------------------------------------------------------------------------------

ASSETS:
  Investments:
    Investments at cost                                           $  88,775,976
    Net unrealized appreciation                                         454,156
                                                                  -------------
      Total investments at value +                                   89,230,132
                                                                  -------------
  Cash                                                                    5,032
  Interest receivable                                                 1,417,818
                                                                  -------------
      Total Assets                                                   90,652,982
                                                                  -------------

LIABILITIES:
  Collateral for securities loaned                                    2,227,588
  Management fee payable                                                 32,646
  Trustees' fees and expenses payable                                     7,531
  Accrued expenses and other payables                                    79,911
                                                                  -------------
      Total Liabilities                                               2,347,676
                                                                  -------------

NET ASSETS                                                           88,305,306
                                                                  =============

NET ASSETS CONSIST OF:
  Par Value                                                       $   8,592,306
  Paid-in capital                                                    88,089,385
  Distribution in excess of net investment income                    (1,082,881)
  Accumulated net realized loss                                      (7,747,660)
  Net unrealized appreciation                                           454,156
                                                                  -------------
TOTAL NET ASSETS                                                     88,305,306
                                                                  =============

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(10,000,000 AUTHORIZED SHARES WITH PAR VALUE OF $1.00)                8,592,306

NET ASSET VALUE
  Per share                                                       $      10.277
                                                                  =============

MARKET VALUE (CLOSING PRICE ON NEW YORK STOCK EXCHANGE)
Per share                                                         $        9.45
                                                                  =============
      + Total value of securities on loan                             1,719,820
                                                                  =============

-------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
           FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                        $   3,665,099
Securities lending income                                                 6,350
                                                                  -------------
      Total investment income                                         3,671,449
                                                                  -------------

EXPENSES
  Management fees                                                       300,056
  Custodian and Fund accounting fees                                     57,575
  Transfer agent fees                                                    58,953
  Legal fees                                                              7,699
  Audit fees                                                             23,158
  Trustees' fees and expenses                                            15,819
  Reports to shareholders                                                13,843
  New York Stock Exchange fees                                           18,693
  Miscellaneous                                                             332
                                                                  -------------
Total Expenses                                                          496,128
                                                                  -------------

NET INVESTMENT INCOME                                             $   3,175,321
                                                                  -------------


NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized loss on investments sold                                (268,143)
  Net change in unrealized depreciation of investments               (2,090,481)
                                                                  -------------
NET REALIZED LOSS ON INVESTMENTS                                     (2,358,624)
                                                                  -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $     816,697
                                                                  =============

Continued from front page

performed well year-to-date and do not have any obvious upside potential and/or provide limited income return. Among these are Conoco, Bank of NewYork, GE, Illinois Toolworks and Clear Channel Communications. The Investment Manager did add a few names which may represent value and have potential for spread tightening and/or upgrade. Mylan Labs, Telecom Italia, Enterprise Products, and JPMorgan Chase are in this group.

     The Investment Manager believes that the yield curve flattening that has occurred this year is responsible for keeping total returns in positive territory. With eleven consecutive increases by the Fed, most observers would have expected longer-term Treasuries to sell off more. Foreign buying and confidence in the Fed have combined to keep yields on ten and thirty-year Treasuries well below 5%. The Investment Manager believes that it is this muted price decline that has kept overall bond returns in positive territory at all in 2005 and hopes that rates continue to be well-behaved in 2006, as the Fed finishes its march to a neutral federal funds rate.

                         ------------------------------
                            Maturity Diversification

                          YEARS
                          -----
                         Under 3                    21%
                         3-5                        14%
                         6-10                       37%
                         11-20                      13%
                         21-Over                    15%
                         ------------------------------

* The Lehman Brothers U.S. Credit Index is an unmanaged index of all publicly issued, fixed-rate, non-convertible investment grade corporate debt.

-------------------------------------------------------------------------------

                            MOODY'S QUALITY RATINGS*
                     Percentage of Trust's Total Investments

                     Aaa                                 6%
                     Aa                                 18%
                     A                                  19%
                     Baa                                35%
                     Ba                                 14%
                     B                                   1%
                     Caa                                 1%
                     Not Rated                           6%

       * Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's.

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                            SECURITY DIVERSIFICATION
                     Percentage of Trust's Total Investments

     Corporate Notes and Bonds                                      76%
     U.S. Government Obligations                                     3%
     Asset-Backed and Mortgage-Backed Securities                     5%
     Foreign Bonds                                                  11%
     Foreign Government Obligations                                  2%
     Short-Term Investments                                          3%

  (Investments in both U.S. Government Agency Mortgage-Backed Obligations and
     Investment Companies amounted to less than 0.5% of the Trust's total investments.)
--------------------------------------------------------------------------------


Shareholder inquiries regarding account information may be directed to:  The Bank of New York
                                                                         Shareholder Relations Department - 11E
                                                                         PO Box 11258
                                                                         Church Street Station
                                                                         New York, New York 10286
                                                                         1-800-432-8224


                                                              [logo]
                                                             ALLMERICA
                                                            FINANCIAL(R)

                                                 THE ALLMERICA FINANCIAL COMPANIES
                                                 ---------------------------------
                 The Hanover Insurance Company o Citizens Insurance Company of America o Citizens Management Inc.
              Opus Investment Management, Inc. o AMGRO, Inc. o Financial Profiles, Inc. o VeraVest Investments, Inc.
             Allmerica Financial Life Insurance and Annuity Company o First Allmerica Financial Life Insurance Company

                                        440 Lincoln Street, Worcester, Massachusetts 01653
                                                         www.allmerica.com
12719 (11/05)                                                                                                               05-0126